AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 23, 2004

                                            1933 ACT REGISTRATION NO. 333-104719
                                             1940 ACT REGISTRATION NO. 811-09241
                                                              CIK NO. 0001080299
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-6
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 4

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                 AMENDMENT NO. 4

                   LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE
                                    ACCOUNT S
                           (EXACT NAME OF REGISTRANT)

                   THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                            (EXACT NAME OF DEPOSITOR)

              1300 South Clinton Street, Fort Wayne, Indiana 46802 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

                Depositor's Telephone Number, including Area Code
                                 (260) 455-2000

         Dennis L. Schoff, Esquire                             COPY TO:
The Lincoln National Life Insurance Company        Lawrence A. Samplatsky, Esquire
         1300 South Clinton Street           The Lincoln National Life Insurance Company
               P.O. Box 1110                              350 Church Street
         Ft. Wayne, Indiana 46802                      Hartford, CT 06103-1106
  (NAME AND ADDRESS OF AGENT FOR SERVICE)

            APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: Continuous INDEFINITE NUMBER OF UNITS OF INTEREST IN VARIABLE LIFE INSURANCE CONTRACTS
                     (TITLE OF SECURITIES BEING REGISTERED)

     An indefinite amount of the securities being offered by the Registration Statement has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Form 24F-2 for the Registrant for the fiscal year ending December 31, 2003 was filed March 26, 2004.

     It is proposed that this filing will become effective (check appropriate box)

     / /  immediately upon filing pursuant to paragraph (b)
     / /  on May 1, 2004 pursuant to paragraph (b)
     /X/  60 days after filing pursuant to paragraph (a)(1)
     / /  on 8/15/03 pursuant to paragraph (a) (1) of Rule 485.
     / / This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

The Prospectus and Statement of Additional Information for Post-Effective Amendment No. 4 are incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6 filed on April 2, 2004
(File No. 333-104719).

                                   SUPPLEMENT

                   THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
              LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S

                       SUPPLEMENT DATED ___________, 2004
                       TO THE PROSPECTUS DATED MAY 1, 2004

                      PRODUCT: LINCOLN CORPORATE VARIABLE 4

                      ADJUSTABLE BENEFIT ENHANCEMENT RIDER

Please review this supplement carefully, because it contains new information not included in the Prospectus. It references and amends specific sections of the Prospectus. Keep this supplement with your prospectus.

                                    * * * * *

The Adjustable Benefit Enhancement Rider is available for new policy sales as of the effective date of this supplement, and the approval of the rider in your state of issue. When this rider is available in your state, it replaces the Surrender Benefit Enhancement Rider, which will no longer be available for new policy sales.

PAGE 6: TABLE II: PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES - ADD:

 Adjustable Benefit Enhancement Rider   N/A   There is no charge for this rider.

PAGES 19, RIDERS - ADD:

ADJUSTABLE BENEFIT ENHANCEMENT RIDER. The policy can be issued with an Adjustable Benefit Enhancement Rider. This Rider provides additional surrender value. This rider must be elected at application, may not be available on all policies, and is subject to underwriting criteria. It may not be elected if you have elected the Enhanced Surrender Value Rider. There is no additional charge for this rider

Under this rider, the full surrender value of the policy will equal:

 1.  the policy value on the date of surrender; less
 2.  the sum of the loan balance plus any accrued interest not yet charged; plus
 3.  the adjustable benefit enhancement amount, if any.

     ADJUSTABLE BENEFIT ENHANCEMENT AMOUNT. On each policy anniversary, this amount will equal the lesser of a. or b., where:
     a. is  the requested adjustable benefit enhancement amount; and
     b. is the maximum adjustable benefit enhancement amount.

     This amount will remain level throughout the policy year, unless a partial surrender has been made since the preceding policy anniversary. If a partial surrender is made, the adjustable benefit enhancement amount will be recalculated to reflect changes to the maximum adjustable benefit enhancement amount.

     REQUESTED ADJUSTABLE BENEFIT ENHANCEMENT AMOUNT. This is the amount requested by the owner at policy issue. It is specified as a percentage of the available adjustable benefit enhancement balance.

     MAXIMUM ADJUSTABLE BENEFIT ENHANCEMENT AMOUNT. This is the amount available upon full surrender of the policy during the policy year. The amount will equal:

     1. the maximum adjustable benefit enhancement rate as determined by the company; multiplied by
     2. the adjustable benefit enhancement balance, less the amount of partial surrenders since the preceding policy anniversary, if any; multiplied by
     3. the term blend adjustment factor.

     THE MAXIMUM ADJUSTABLE BENEFIT ENHANCEMENT RATE. This rate may be changed at any time if future expectations in investment earnings, persistency and/or expenses (including taxes) differ from assumptions made in pricing, but is guaranteed to be at least 2% in any policy year.

     The current maximum and guaranteed minimum adjustable benefit enhancement rates are:

                        POLICY YEAR        CURRENT RATE      GUARANTEED RATE
                        ----------------------------------------------------
                             1                 11.0%               2.0%
                             2                 19.6%               5.0%
                             3                 27.7%              10.0%
                             4                 35.4%              15.0%
                             5                 53.2%              15.0%
                             6                 66.1%              15.0%
                             7+               100.0%              15.0%

     ADJUSTABLE BENEFIT ENHANCEMENT BALANCE. This is the basis for the total amount of the adjustable benefit enhancement amount available upon full surrender of the policy. On each monthly deduction day, the balance will be calculated as:

     1. the adjustable benefit enhancement balance on the preceding monthly deduction day; minus
     2. the adjustable benefit enhancement deduction amount; minus
     3. the amount of any partial surrenders since the preceding monthly deduction day, if any; plus
     4. the equivalent interest on items 1, 2 and 3, calculated at an annual interest rate of 3.0%.

     On the date of issue of the rider, the adjustable benefit enhancement balance will be the lesser of a. or b., where:

        a. is the sum of premiums paid on the date of issue of the policy; and
        b. is the target premium for the policy year, as shown in the policy specifications. If a term insurance rider is attached to your policy, the target premium will be multiplied by the ratio of the target face amount to the basic policy specified amount for use here; this information is also shown in the policy specifications.

ADJUSTABLE BENEFIT ENHANCEMENT DEDUCTION AMOUNT. This is the amount of adjustable benefit enhancement that was available in the previous policy year. The adjustable benefit enhancement balance will be permanently decreased by this amount each policy year. For the monthly deduction day coinciding with the policy anniversary, this deduction amount is equal to the lessor of a. or b., where:
        a. is the requested adjustable benefit enhancement amount.
        b. is the maximum adjustable benefit enhancement amount.
For other monthly deduction days, the deduction amount will be zero.

TERM BLEND ADJUSTMENT FACTOR. This factor is equal to 1.0 unless a term insurance rider is attached to your policy. If a term insurance rider is attached to your policy, the term blend adjustment factor will equal (1) plus [(2) multiplied by (3)] where :
           (1) is the minimum adjustment factor, as shown in the policy specifications.
           (2) is one minus the minimum adjustment factor
           (3) is the ratio of the basic policy specified amount to the target face amount.

This rider will terminate without value on the date of any change in, or assignment of, ownership rights to the policy for the purpose of effecting an exchange for another policy under Section 1035 of the Internal Revenue Code. In the event of a Section 1035 exchange, the adjustable benefit enhancement amount will not be payable.

The rider otherwise terminates on the earliest of:
 1. the death of the insured, or
 2. the maturity date of the policy, as shown in the policy specifications;
    or
 3. the date this policy is terminated, as provided under the grace period provision of the policy; or
 4. the next monthly deduction day after we receive your written request to terminate this rider.

Page 19, Surrender Benefit Enhancement Rider:

Under the Surrender Benefit Enhancement Rider, amend language in the first paragraph to read: "It may not be elected if you have elected the Enhanced Surrender Value Rider or the Adjustable Benefit Enhancement Rider. "

PAGE 20, ENHANCED SURRENDER VALUE RIDER:

Under the Enhanced Surrender Value Rider, amend language in the first paragraph to read: "It may not be elected if you have elected the Surrender Benefit Enhancement Rider or the Adjustable Benefit Enhancement Rider."

PAGE 29, POLICY SURRENDERS:

In the second paragraph under "Policy Surrenders", amend language to read: "This equals the total account value minus the loan balance including any accrued interest, plus any credit from the Surrender Benefit Enhancement Rider, the Enhanced Surrender Value Rider or the Adjustable Benefit Enhancement Rider."

                           PART C -- OTHER INFORMATION

Item 27.

                                    EXHIBITS

     (1) Resolution of the Board of Directors of The Lincoln National Life Insurance Company and related documents authorizing establishment of the Account.(1)

     (2)  Commission Schedule for Variable Life Policies.(2)

     (3) (a) Selling Agreement between The Lincoln National Life Insurance Company and Lincoln Financial Advisors.(3)

          (b) Selling Agreement between The Lincoln National Life Insurance Company and other Broker Dealers.(6)

     (4)  (a)  Policy Form LN935(8)

          (b)  Surrender Benefit Enhancement Rider -- LR525(8)

          (c)  Term Insurance Rider -- LR526(8)

          (d)  Enhanced Surrender Value Rider -- LR529(9)

          (e)  Form of Adjustable Benefit Enhancement Rider -- Policy
               Form LR790

     (5)  (a)  Application Part I -- Form B24(8)

          (b)  Addendum to Application -- Forms B10394 and B10395(1)

          (c)  Application Part II (Corporate Owner) -- Form B25(8)

          (d)  Application Part II (Individual Owner) -- Form B26(8)

     (6) (a) Articles of Incorporation of The Lincoln National Life Insurance Company.(4)

          (b)  Bylaws of The Lincoln National Life Insurance Company.(4)

     (7)  Form of Reinsurance Contracts(5)

     (8) Fund Participation Agreements, and amendments thereto, between The Lincoln National Life Insurance Company and:

          (a)  AIM Variable Insurance Funds(10)

          (b)  AllianceBernstein Variable Products Series Fund, Inc.(10)

          (c)  American Century Variable Portfolios, Inc.(10)

          (d)  American Funds Insurance Series(10)

          (e)  Baron Capital Funds Trust(10)

          (f)  Scudder Investment VIT Funds

          (g)  Delaware VIP Trust

          (h)  Fidelity Variable Insurance Products(10)

          (i)  Franklin Templeton Variable Insurance Products Trust(10)

          (j)  Janus Aspen Series(10)

          (k)  Lincoln Variable Insurance Products Trust(10)

          (l)  M Fund, Inc(10)

          (m)  MFS Variable Insurance Trust(10)

          (n)  Neuberger Berman Advisers Management Trust(10)

          (o)  Putnam Variable Trust(10)

     (9) Services Agreement(11), and amendments thereto(7), between The Lincoln National Life Insurance Company (and affiliates) and Delaware Management Holdings, Inc., Delaware Service Company, Inc.

     (10) Not applicable.

     (11) Opinion and Consent of Robert A. Picarello, Esq.

     (12) Not Applicable.

     (13) Not Applicable.

     (14) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm.

     (15) Not applicable.

     (16) Not applicable.

     (17) Not applicable.

Item 28.

                     DIRECTORS AND OFFICERS OF THE DEPOSITOR

John H. Gotta***              President and Director
Donna D. DeRosa***            Senior Vice President, Chief Operating Officer and
                              Director
Gary W. Parker ***            Senior Vice President and Chief Product Officer
C. Suzanne Womack**           Secretary and Second Vice President
Eldon J. Summers*             Second Vice President and Treasurer
Richard C. Vaughan**          Director
Todd R. Stephenson*           Senior Vice President, Chief Financial Officer and Director
Dennis L. Schoff**            Senior Vice President and General Counsel
Christine S. Frederick***     Vice President and Chief Compliance Officer
See Yeng Quek****             Senior Vice President, Chief Investment Officer, Director and
                              Chairman of the Investment Committee
Barbara S. Kowalczyk**        Director
Jude T. Driscoll****          Director

----------
* Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802-3506

** Principal business address is Center Square West Tower, 1500 Market Street-Suite 3900, Philadelphia, PA 19102-2112

***  Principal business address is 350 Church Street, Hartford, CT 06103

**** Principal business address is One Commerce Square, 2005 Market Street, 39th
     Floor, Philadelphia, PA 19103-3682

Item 29.

               PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
                         THE DEPOSITOR OR THE REGISTRANT

          Organizational Chart of the Lincoln National Corporation Insurance Company Holding Company System.(10)

Item 30.

                                 INDEMNIFICATION

(a)       Brief description of indemnification provisions:

          In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.

          In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.

          Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

(b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.

                             PRINCIPAL UNDERWRITERS

(a) Lincoln Life is the principal underwriter for Lincoln National Variable Annuity Fund A (Group); Lincoln National Variable Annuity Fund A (Individual); Lincoln National Variable Annuity Account C; Lincoln Life Flexible Premium Variable Life Account D; Lincoln National Flexible Premium Variable Life Account F; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln Life Variable Annuity Account Q, Lincoln Life Flexible Premium Variable Life Account R; Lincoln Life Variable Annuity Account T, Lincoln Life Variable Annuity Account W, Lincoln Life Flexible Premium Variable Life Account Y, Lincoln National Variable Annuity Account 53.

(b)       See Item 28.

(c)       N/A

Item 32.

                        LOCATION OF ACCOUNTS AND RECORDS

          All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by the Lincoln National Life Insurance Company, 1300 S. Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by Delaware Management Company, One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103.

          Andesa Services, Inc., 3435 Winchester Road, Suite 401, Allentown, Pennsylvania, will act as a Transfer Agent on behalf of Lincoln Life as it relates to the policies described in this Prospectus. In the role of a Transfer Agent, Andesa will perform administrative functions, such as decreases, increases, surrenders and partial surrenders, fund allocation changes and transfers on behalf of the Company.

Item 33.

                               MANAGEMENT SERVICES

          Not Applicable.

Item 34.

                               FEE REPRESENTATION

          Lincoln Life represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

----------

(1) Incorporated by reference to Registration Statement on Form S-6 (File No. 333-72875) filed on February 24, 1999.

(2) Incorporated by reference to Post-Effective Amendment No. 3 on Form S-6 (File No. 333-72875) filed on May 1, 2000.
(3) Incorporated by reference to Post-Effective Amendment No. 3 on Form N-4 (File No. 333-50817) filed on April 23, 1999.
(4) Incorporated by reference to Registration Statement on Form N-4 (File No. 33-27783) filed on December 5, 1996.
(5) Incorporated by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-84360) filed on April 23, 2003.
(6) Incorporated by reference to Post-Effective Amendment No. 1 on Form S-6 (File No. 333-72875) filed on October 22, 1999.

(7) Incorporated by reference to Post-Effective Amendment No. 5 on Form N-4 (File No. 333-43373) filed on April 4, 2002.

(8) Incorporated by reference to Registration Statement on Form N-6 (File No. 333-104719) filed on April 24, 2003.
(9) Incorporated by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-104719) filed on July 17, 2003.

(10) Incorporated by reference to Post-Effective Amendment No. 8 on Form N-6 (333-84370) filed on April 1, 2004.
(11) Incorporated by reference to Post-Effective Amendment No. 21 on Form N1-A (File No. 2-80741, 811-3211) filed on April 10, 2000.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Lincoln Life Flexible Premium Variable Life Account S, has caused this Post-Effective Amendment No. 4 to the Registration Statement on Form N-6 (File No. 333-104719; 811-09241; CIK: 0001163403) to be signed on its behalf by the undersigned duly authorized, in the City of Hartford and State of Connecticut on the 23rd day of August, 2004.

               LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S
               (REGISTRANT)

               By    /s/ Gary W. Parker
                  ----------------------------------------------
                  Gary W. Parker
                  Senior Vice President and Chief Product Officer
                  The Lincoln National Life Insurance Company


               THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
               (DEPOSITOR)

               By    /s/ Gary W. Parker
                  ----------------------------------------------
                  Gary W. Parker
                  Senior Vice President and Chief Product Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 4 to the Registration Statement on Form N-6 (File No. 333-104719; 811-09241; CIK: 0001163403) has been signed below on August 23, 2004 by the following persons, as officers and directors of the Depositor, in the capacities indicated:

SIGNATURE                                          TITLE
---------                                          -----
/s/ John H. Gotta          *       President and Director
-----------------------------      (Principal Executive Officer)
John H. Gotta

/s/ Donna D. DeRosa        *       Senior Vice President, Chief Operating Officer and Director
-----------------------------
Donna D. DeRosa

/s/ Todd R. Stephenson     *       Senior Vice President, Chief Financial Officer and Director
-----------------------------      (Principal Financial Officer and Principal Accounting Officer)
Todd R. Stephenson

/s/ See Yeng Quek          *       Senior Vice President, Director, Chief Investment Officer and
-----------------------------      Chairman of the Investment Committee
See Yeng Quek

/s/ Jude T. Driscoll       *       Director
-----------------------------
Jude T. Driscoll

/s/ Richard C. Vaughan     *       Director
-----------------------------
Richard C. Vaughan

/s/ Barbara S. Kowalczyk   *       Director
-----------------------------
Barbara S. Kowalczyk

          /s/ Gary W. Parker
* By ----------------------------------------------
       Gary W. Parker, pursuant to a Power of Attorney
       Filed with this Post-Effective Amendment No. 4
       to the Registration Statement, Form N-6

                                POWER OF ATTORNEY

The undersigned, in his/her position as director and/or officer of The Lincoln National Life Insurance Company, hereby constitutes and appoints John H. Gotta, Robert A. Picarello and Gary W. Parker, individually, his/her true and lawful attorneys-in-fact, with full power to each of them to sign for him/her, in his/her name, in the capacity indicated below, any and all Registration Statements, amendments, exhibits, or other documents on Form S-6, N-6, or any successors or amendments to these Forms, filed with the Securities and Exchange Commission, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming his/her signature as it may be signed by any of the attorneys-in-fact to any such Registration Statement, amendment to said Registration Statement or other documents in connection therewith. The execution of this document by the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.

Dated: August 9, 2004

SIGNATURE                       TITLE
---------                       -----
/s/ Donna D. Derosa
---------------------------
Donna D. DeRosa                 Senior Vice President, Chief Operating Officer
                                and Director


                                POWER OF ATTORNEY

The undersigned, in his/her position as director and/or officer of The Lincoln National Life Insurance Company, hereby constitutes and appoints John H. Gotta, Robert A. Picarello and Gary W. Parker, individually, his/her true and lawful attorneys-in-fact, with full power to each of them to sign for him/her, in his/her name, in the capacity indicated below, any and all Registration Statements, amendments, exhibits, or other documents on Form S-6, N-6, or any successors or amendments to these Forms, filed with the Securities and Exchange Commission, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming his/her signature as it may be signed by any of the attorneys-in-fact to any such Registration Statement, amendment to said Registration Statement or other documents in connection therewith. The execution of this document by the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.

Dated: July 16, 2004

SIGNATURE                       TITLE
---------                       -----
/s/ John H. Gotta
--------------------
John H. Gotta                   President and Director
                                (Principal Executive Officer)

                                POWER OF ATTORNEY

The undersigned, in his/her position as director and/or officer of The Lincoln National Life Insurance Company, hereby constitutes and appoints John H. Gotta, Robert A. Picarello and Gary W. Parker, individually, his/her true and lawful attorneys-in-fact, with full power to each of them to sign for him/her, in his/her name, in the capacity indicated below, any and all Registration Statements, amendments, exhibits, or other documents on Form S-6, N-6, or any successors or amendments to these Forms, filed with the Securities and Exchange Commission, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming his/her signature as it may be signed by any of the attorneys-in-fact to any such Registration Statement, amendment to said Registration Statement or other documents in connection therewith. The execution of this document by the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.

Dated: July 25, 2003.

SIGNATURE                       TITLE
---------                       -----
/s/ Richard C. Vaughan
---------------------------
Richard C. Vaughan              Director


                                POWER OF ATTORNEY

The undersigned, in his/her position as director and/or officer of The Lincoln National Life Insurance Company, hereby constitutes and appoints John H. Gotta, Robert A. Picarello and Gary W. Parker, individually, his/her true and lawful attorneys-in-fact, with full power to each of them to sign for him/her, in his/her name, in the capacity indicated below, any and all Registration Statements, amendments, exhibits, or other documents on Form S-6, N-6, or any successors or amendments to these Forms, filed with the Securities and Exchange Commission, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming his/her signature as it may be signed by any of the attorneys-in-fact to any such Registration Statement, amendment to said Registration Statement or other documents in connection therewith. The execution of this document by the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.

Dated: July 30, 2003.

SIGNATURE                       TITLE
---------                       -----
/s/ Barbara S. Kowalczyk
---------------------------
Barbara S. Kowalczyk            Director

                                POWER OF ATTORNEY

The undersigned, in his/her position as director and/or officer of The Lincoln National Life Insurance Company, hereby constitutes and appoints John H. Gotta, Robert A. Picarello and Gary W. Parker, individually, his/her true and lawful attorneys-in-fact, with full power to each of them to sign for him/her, in his/her name, in the capacity indicated below, any and all Registration Statements, amendments, exhibits, or other documents on Form S-6, N-6, or any successors or amendments to these Forms, filed with the Securities and Exchange Commission, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming his/her signature as it may be signed by any of the attorneys-in-fact to any such Registration Statement, amendment to said Registration Statement or other documents in connection therewith. The execution of this document by the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.

Dated: July 1, 2004

SIGNATURE                       TITLE
---------                       -----
/s/ See Yeng Quek
---------------------------
See Yeng Quek                   Senior Vice President, Director
                                Chief Investment Officer and
                                Chairman of the Investment Committee


                                POWER OF ATTORNEY

The undersigned, in his/her position as director and/or officer of The Lincoln National Life Insurance Company, hereby constitutes and appoints John H. Gotta, Robert A. Picarello and Gary W. Parker, individually, his/her true and lawful attorneys-in-fact, with full power to each of them to sign for him/her, in his/her name, in the capacity indicated below, any and all Registration Statements, amendments, exhibits, or other documents on Form S-6, N-6, or any successors or amendments to these Forms, filed with the Securities and Exchange Commission, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming his/her signature as it may be signed by any of the attorneys-in-fact to any such Registration Statement, amendment to said Registration Statement or other documents in connection therewith. The execution of this document by the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.

Dated: July 31, 2003.

SIGNATURE                       TITLE
---------                       -----
/s/ Jude T. Driscoll
---------------------------
Jude T. Driscoll                Director

                                POWER OF ATTORNEY

The undersigned, in his/her position as director and/or officer of The Lincoln National Life Insurance Company, hereby constitutes and appoints John H. Gotta, Robert A. Picarello and Gary W. Parker, individually, his/her true and lawful attorneys-in-fact, with full power to each of them to sign for him/her, in his/her name, in the capacity indicated below, any and all Registration Statements, amendments, exhibits, or other documents on Form S-6, N-6, or any successors or amendments to these Forms, filed with the Securities and Exchange Commission, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming his/her signature as it may be signed by any of the attorneys-in-fact to any such Registration Statement, amendment to said Registration Statement or other documents in connection therewith. The execution of this document by the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.

Dated: July 30, 2003.

SIGNATURE                       TITLE
---------                       -----
/s/ Todd R. Stephenson
---------------------------
Todd R. Stephenson              Senior Vice President, Chief Financial Officer
                                And Director
                                (Principal Financial Officer)

STATE OF INDIANA )
                 ) SS.
COUNTY OF ALLEN  )              Subscribed and sworn to before me this 30th day
                                of July, 2003

                                /s/ Pamela P. Stroik
                                --------------------------------
                                Notary Public

                                Commission Expires:  11/20/2008
                                                   --------------